Principles of consolidation (Details)	12 Months Ended
	Dec. 31, 2017 € / shares pure / €	Dec. 31, 2016 € / shares pure / €	Dec. 31, 2015 € / shares pure / €
U.S. dollar [Member]
DisclosureOfPrinciplesOfConsolidationLineItems [Line Items]
Average foreign exchange rate	1.13	1.11	1.11
Closing foreign exchange rate	1.20	1.05	1.09
Pound Sterling [Member]
DisclosureOfPrinciplesOfConsolidationLineItems [Line Items]
Average foreign exchange rate	0.88	0.82	0.73
Closing foreign exchange rate	0.89	0.86	0.73
Norwegian Krone [Member]
DisclosureOfPrinciplesOfConsolidationLineItems [Line Items]
Average foreign exchange rate	9.33	9.29	8.95
Closing foreign exchange rate	9.83	9.09	9.60
Australian dollar [Member]
DisclosureOfPrinciplesOfConsolidationLineItems [Line Items]
Average foreign exchange rate	1.47	1.49	1.48
Closing foreign exchange rate	1.53	1.46	1.49